ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Oct. 25, 2025	Dec. 31, 2024
Receivables [Abstract]
Allowances for credit losses, non-current	$ 0	$ 0	$ 2,391